SGI GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 95.4%
Aerospace/Defense — 0.9%
Lockheed Martin Corp.	2,000	$730,000
Auto Components — 0.5%
Gentex Corp.	11,800	384,680
Automobiles — 2.2%
Honda Motor Co., Ltd., (Japan) SP ADR	49,700	1,377,684
Toyota Motor Corp., (Japan) SP ADR	3,700	497,502
		1,875,186
Banks — 3.4%
Royal Bank of Canada, (Canada)	24,800	2,033,104
Shinhan Financial Group Co., Ltd., (South Korea) ADR	27,000	804,600
		2,837,704
Beverages — 2.5%
Coca-Cola Co., (The)	26,200	1,351,920
PepsiCo, Inc.	5,000	721,150
		2,073,070
Biotechnology — 1.1%
Regeneron Pharmaceuticals, Inc.*	700	361,221
Vertex Pharmaceuticals, Inc.*	2,400	546,600
		907,821
Building Products — 0.9%
Johnson Controls International PLC, (Ireland)	15,500	713,620
Capital Markets — 1.0%
Cboe Global Markets, Inc.	8,800	803,616
Computers — 1.6%
Apple, Inc.	11,200	1,333,360
Diversified Consumer Services — 1.3%
New Oriental Education & Technology Group, Inc., (China) SP ADR*	6,800	1,120,980
Diversified Financial Services — 1.6%
ORIX Corp., (Japan) SP ADR	18,100	1,341,210
Diversified Telecommunication Services — 3.4%
Chunghwa Telecom Co., Ltd., (China) SP ADR	34,600	1,317,568
Orange SA, (France) SP ADR	119,100	1,494,705
		2,812,273
Electric — 2.8%
Duke Energy Corp.	18,700	1,732,742
Xcel Energy, Inc.	8,800	592,768
		2,325,510
Electric Utilities — 0.9%
Fortis Inc., (Canada)	17,900	720,833
Electronic Equipment, Instruments & Components — 2.5%
Dolby Laboratories Inc., Class A	23,200	2,052,040
Entertainment — 1.7%
Activision Blizzard, Inc.	14,100	1,120,668
Electronic Arts, Inc.	2,400	306,600
		1,427,268
Food — 1.7%
Hershey Co., (The)	6,900	1,020,441
Lancaster Colony Corp.	2,500	423,325
		1,443,766
Food Products — 2.4%
General Mills, Inc.	17,600	1,070,432
Kellogg Co.	14,300	913,913
		1,984,345
Health Care Equipment & Supplies — 2.4%
Medtronic PLC, (Ireland)	9,400	1,068,780
STERIS PLC, (Ireland)	4,900	949,669
		2,018,449
Health Care Providers & Services — 0.9%
CVS Health Corp.	11,300	766,027
Household Products & Wares — 1.6%
Clorox Co., (The)	6,400	1,298,944
Insurance — 1.3%
Alleghany Corp.	900	517,680
Chubb Ltd., (Switzerland)	4,020	594,277
		1,111,957
Interactive Media & Services — 2.8%
Alphabet, Inc., Class C*	800	1,408,592
Yandex NV, Class A (Russia)*	13,100	903,376
		2,311,968
Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc.*	900	2,851,236
IT Services — 2.6%
Amdocs Ltd.	17,300	1,138,513
Genpact Ltd.	13,200	536,580
Mastercard, Inc., Class A	1,500	504,765
		2,179,858
Media — 0.6%
Charter Communications, Inc., Class A*	800	521,592
Multi-Utilities — 1.3%
Algonquin Power & Utilities Corp., (Canada)	71,400	1,119,552
Pharmaceuticals — 13.4%
Eli Lilly & Co.	8,170	1,189,961
GlaxoSmithKline PLC, (United Kingdom) SP ADR	22,600	831,454
Merck & Co., Inc.	19,700	1,583,683
Novartis AG, (Switzerland) SP ADR	9,900	899,217
Novo Nordisk, (Denmark) SP ADR	23,000	1,543,990
Pfizer, Inc.	22,800	873,468
Sanofi, (France) ADR	27,970	1,404,094
Takeda Pharmaceutical Co., Ltd. (Japan) SP ADR	159,600	2,845,668
Viatris, Inc.*	2,270	38,181
		11,209,716
Professional Services — 2.1%
Thomson Reuters Corp., (Canada)	21,900	1,737,327
REITS — 1.2%
American Tower Corp.	2,100	485,520
Equinix, Inc.	700	488,453
		973,973
Retail — 6.3%
Costco Wholesale Corp.	4,300	1,684,611
Dollar General Corp.	6,900	1,508,202
Wal-Mart Stores, Inc.	13,760	2,102,390
		5,295,203
Semiconductors & Semiconductor Equipment — 1.8%
Marvell Technology Group Ltd., (Bermuda)	20,800	962,832
Taiwan Semiconductor Manufacturing Co., Ltd., (China) SP ADR	5,800	562,716
		1,525,548
Software — 14.9%
Adobe Systems, Inc.*	4,000	1,913,880
Citrix Systems, Inc.	2,000	247,840
Intuit, Inc.	5,000	1,760,100
Microsoft Corp.	12,100	2,590,247
Nice Ltd., (Isreal) SP ADR	7,400	1,803,528
Salesforce.com, Inc.*	7,200	1,769,760
ServiceNow, Inc.*	3,500	1,870,925
Tyler Technologies, Inc.*	1,400	598,640
		12,554,920
Technology Hardware, Storage & Peripherals — 1.3%
Logitech International SA, (Switzerland)	12,200	1,101,660
Telecommunications — 2.3%
Telekomunikasi Indonesia Persero Tbk PT, (Indonesia) SP ADR	35,800	803,710
Verizon Communications, Inc.	18,500	1,117,585
		1,921,295
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	6,200	835,140
Wireless Telecommunication Services — 1.8%
SK Telecom Co., Ltd., (South Korea) SP ADR	63,400	1,490,534
TOTAL COMMON STOCKS
(Cost $71,336,276)		79,712,181
EXCHANGE-TRADED FUNDS - 1.5%
Exchange-Traded Funds — 1.5%
iShares MSCI ACWI ETF	9,700	847,101
Vanguard Total World Stock ETF	4,500	399,420
		1,246,521
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,237,236)		1,246,521
SHORT-TERM INVESTMENTS - 3.0%
U.S. Bank Money Market Deposit Account, 0.03%(a)	2,537,854	2,537,854
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,537,854)		2,537,854
TOTAL INVESTMENTS - 99.9%
(Cost $75,111,366)		83,496,556
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		73,284
NET ASSETS - 100.0%		$83,569,840

*	Non-income producing security
(a)	The rate shown is as of November 30, 2020.
ADR	American Depositary Receipt
ETF	Exchange-Traded Funds
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored ADR

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS, LLC
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying fund are valued at the SGI Global Equity Fund ("Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing each Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI Global Equity Fund
Common Stocks	$79,712,181	$79,712,181	$-	$-
Exchange-Traded Funds	1,246,521	1,246,521	-	-
Short-Term Investments	2,537,854	2,537,854	-	-
Total Investments*	$83,496,556	$83,496,556	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.